Going Concern (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Going Concern [Line Items]
Current liabilities exceed over current assets	$ 37.4	$ 37.0
Total liabilities exceed over total assets	39.3	$ 30.9
Term Loan	3.0
Remaining loan	1.5
Redwing [Member]
Going Concern [Line Items]
Current payables	9.2
Mazowe [Member]
Going Concern [Line Items]
Current payables	$ 6.7